Share-based Compensation - Narrative (Details) - USD ($)	1 Months Ended				6 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023	Sep. 30, 2024
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation	$ 1,065,500,000				$ 1,065,500,000
Unrecognized share-based compensation, recognition period					1 year 7 months 6 days
Shares authorized (in shares)	20,500,000				20,500,000
Annual increase in shares authorized				2.00%
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Continuous Service And Relative TSR | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Performance Shares, Continuous Service And Relative TSR | Minimum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%
Performance Shares, Continuous Service And Relative TSR | Maximum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			200.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP	24 months	6 months
Share based compensation arrangement maximum employee subscription rate	10.00%				10.00%
Maximum employee subscription amount					$ 25,000
Discount percent					15.00%
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation	$ 480,600,000				$ 480,600,000
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation, recognition period					8 months 12 days
Restricted Stock Units, Continuous Service | Minimum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Restricted Stock Units, Continuous Service | Maximum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			4 years
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period			1 year
Performance Shares, Continuous Service And Performance Conditions | Minimum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			0.00%
Performance Shares, Continuous Service And Performance Conditions | Maximum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			200.00%